OPERATING LEASES (Details Textual)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Operating Lease Description	initial term of 5 years and 6 months and the Company has the option to renew the lease for two additional terms, each of 5 years	5 years with 2 tenant renewal options for 5 years each